Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment
Note 3 – Property and Equipment

Property and equipment consisted of the following at September 30, 2013 and December 31, 2012:

	Lives	2013	2012

Office equipment	5 years	$162,384	$156,162
Furniture and fixture	7 years	3,100	1,292

Total property and equipment		165,484	157,454
Less: accumulated depreciation		(154,444)	(154,444)
Loss on disposition of equipment		(4,122)	-

Property and equipment, net		$6,918	$3,010

Depreciation expense for the nine months ended September 30, 2013 and 2012 were $0 and $429 respectively.

Note 4 – Property and Equipment

    Property and equipment consisted of the following at December 31, 2012 and 2011:

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233

        Depreciation expense for the years ended December 31, 2012 and 2011 were $581 and $633, respectively.